Investments in associates and joint arrangements - Associates (Details) € in Millions, Ksh in Billions	12 Months Ended
	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2020 KES (Ksh)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 KES (Ksh)	Mar. 31, 2019 EUR (€)
Investments in associates and joint arrangements
Investment in associates					€ 508		€ 553
Other comprehensive expense	€ (1)	€ 3	€ 1
Total comprehensive income	€ (2,752)	(1,121)	€ (245)
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	40.00%
Number of non-voting shares | shares	2
Fair value of investment in associate				Ksh 423	3,672	Ksh 441	3,898
Investment in associates					€ 508		€ 553
Profit from continuing operations	€ 246	216
Total comprehensive income	€ 246	€ 216